Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Roundhill Acquirers Deep Value ETF
(the “Fund”)

Supplement dated December 11, 2024 to the
Summary Prospectus, Prospectus, and Statement of Additional Information,
each dated December 19, 2023
THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME AND SPONSOR, EFFECTIVE DECEMBER 21, 2024, AS DESCRIBED BELOW.

Effective December 21, 2024, the Fund’s name will change from “Roundhill Acquirers Deep Value ETF” to “Acquirers Deep Value ETF.”

Effective December 21, 2024, the Fund’s sponsor will change from Roundhill Financial Inc. to Acquirers Funds, LLC. All references to Roundhill Financial Inc. are hereby deleted. Additionally, the sections of the prospectus entitled ‘Index Provider’ and ‘Fund Sponsor’ are hereby removed and replaced with the following:

Index Provider

Acquirers Funds, LLC (the “Sponsor”), serves as the Index Provider for the Fund and is not affiliated with ETF Series Solutions (the “Trust”), the Adviser, the Fund’s administrator, custodian, transfer agent or the Distributor (defined below), or any of their respective affiliates. The Sponsor has entered into a licensing and expense reimbursement agreement with the Adviser, pursuant to which the Sponsor agrees to license the use of the Fund’s underlying index to the Adviser, and provides information to the Fund about the Index constituents. The Sponsor also provides marketing support for the Fund including, but not limited to, distributing the Fund’s materials and providing the Fund with access to and the use of the Sponsor’s other marketing capabilities, including communications through print and electronic media discussing the Index. The Sponsor does not act as an investment adviser or otherwise provide investment advice to the Fund.

Supplement Closing [Text Block]	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
Acquirers Deep Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Acquirers Deep Value ETF
Acquirers Deep Value ETF | Acquirers Deep Value ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DEEP